CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2021
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

8. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash. The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statement of cash flows:

	July 31
	2021	2020
Cash and cash equivalents	$1,552,389	$3,260,135
Restricted cash, tenant security deposits	783,470	794,151
Restricted cash, escrow	71,720	321,675
Restricted cash, other	27,140	27,840
	$2,434,719	$4,403,801

Amounts in restricted cash primarily consist of cash held in bank accounts for tenant security deposits, amounts set aside in accordance with certain loan agreements, and security deposits with landlords and utility companies.

Supplemental disclosure:

	July 31,
	2021	2020
Cash Flow Information
Interest paid, net of capitalized interest of $115,415 (2021), and $112,074 (2020)	$272,070	$153,107
Income tax (refunded)	(23,040)	(23,041)

Non-cash information
Recognition of operating lease right-of-use assets	$—	$39,464,411
Recognition of operating lease liabilities	—	30,222,981
Mortgage refinance	—	5,255,920